Identified Intangible Assets - Summary of Identified Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 8,790	$ 573	$ 755
Non Cancellable Software Licenses [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets acquired			$ 26	$ 49
Non Cancellable Software Licenses [Member] | Scenario, Forecast [Member]
Schedule Of Finite And Indefinite Lived Intangible Assets [Line Items]
Payments for intangible assets acquired	$ 12	$ 14